RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Statement [Line Items]
Salaries and benefits	$ 224,547	$ 118,686	$ 159,457
Office and miscellaneous	116,370	55,001	28,123
Cost-sharing agreement [Member] | Oniva International Services Corp. [Member]
Statement [Line Items]
Salaries and benefits	216,696	118,361	105,344
Office and miscellaneous	160,767	77,443	66,663
Total other related party expenses	$ 377,463	$ 195,804	$ 172,007